SHAREHOLDER RIGHTS PLAN (Details)	Dec. 22, 2021 Vote	May 06, 2019 Vote	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2009 $ / shares
SHAREHOLDER RIGHTS PLAN
Exercise price of warrant | $ / shares					$ 19.5
Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				3,739,074,993
Ordinary shares, shares outstanding				3,739,074,993
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			3,795,467,659	1,391,618,893
Ordinary shares, shares outstanding			3,675,467,659	1,391,618,893
Votes per share | Vote		1
Class A ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued				3,675,467,659
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued			63,607,334	13,607,334
Ordinary shares, shares outstanding			63,607,334	13,607,334
Votes per share | Vote	100	50
Class B ordinary shares | Jun Zhu and Incsight Limited
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares outstanding				63,607,334
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable					15.00%